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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: _______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger B. Gorham
Title: Senior Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:

     /s/ Roger B. Gorham           New York, NY            November 13, 2012
---------------------------    ---------------------    ------------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 4
Form 13F Information Table Entry Total:           60
Form 13F Information Table Value Total:   $1,399,662
                                          -----------
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number     Name
2     28-10508                 RSUI Indemnity Company
3     28-06459                 Alleghany Insurance Holdings LLC
4     28-12262                 Capitol Indemnity Corporation
5     28-15020                 Transatlantic Reinsurance Company

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/12

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5            COLUMN 6        COLUMN 7     COLUMN 8
---------------------------- -------------- --------- ---------- ------------------ --------------------- -------- ----------------
                                                                                         INVESTMENT
                                                                                         DISCRETION                VOTING AUTHORITY
                                                        MARKET                             SHRD-   SHRD-           ----------------
                                                        VALUE     SHRS OR  SH/ PUT/ SOLE  DEFINED  OTHER   OTHER   SOLE  SHRD  NONE
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X 1000)  PRIN AMT  PRN CALL  (A)    (B)     (C)   MANAGERS (A)   (B)   (C)
---------------------------- -------------- --------- ---------- --------- --- ---- ----- -------- ------ -------- ----- ----- ----
AT&T INC                     COM            00206R102     2,262     60,000 SH                      X         2, 3  X
AGILENT TECHNOLOGIES INC     COM            00846U101     1,153     30,000 SH                      X         2, 3  X
AMERICAN EXPRESS CO          COM            025816109     1,990     35,000 SH                      X         2, 3  X
ANNALY CAP MGMT INC          COM            035710409   101,040  6,000,000 SH             X                        X
APACHE CORP                  COM            037411105    43,235    500,000 SH             X                  2, 3  X
APACHE CORP                  COM            037411105       865     10,000 SH             X                     3  X
APACHE CORP                  COM            037411105     4,756     55,000 SH             X                  3, 4  X
APACHE CORP                  COM            037411105    59,232    685,000 SH             X                     5  X
APPLE INC                    COM            037833100    15,343     23,000 SH             X                  2, 3  X
APPLE INC                    COM            037833100       167        250 SH             X                     3  X
APPLE INC                    COM            037833100     1,167      1,750 SH             X                  3, 4  X
APPLE INC                    COM            037833100    26,690     40,000 SH             X                     5  X
APPLIED MATLS INC            COM            038222105       782     70,000 SH                      X         2, 3  X
AUTODESK INC                 COM            052769106       834     25,000 SH                      X         2, 3  X
AUTOMATIC DATA PROCESSING IN COM            053015103     1,173     20,000 SH                      X         2, 3  X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207     1,764     20,000 SH                      X         2, 3  X
BOEING CO                    COM            097023105     1,044     15,000 SH                      X         2, 3  X
CEDAR FAIR L P               DEPOSITRY UNIT 150185106    18,409    550,000 SH             X                  2, 3  X
CHUBB CORP                   COM            171232101     2,288     30,000 SH                      X         2, 3  X
COCA COLA CO                 COM            191216100     2,276     60,000 SH                      X         2, 3  X
CONOCOPHILLIPS               COM            20825C104    10,864    190,000 SH             X                  2, 3  X
CONOCOPHILLIPS               COM            20825C104     1,715     30,000 SH                      X         2, 3  X
CONOCOPHILLIPS               COM            20825C104       572     10,000 SH             X                     3  X
CONOCOPHILLIPS               COM            20825C104     2,859     50,000 SH             X                  3, 4  X
CONOCOPHILLIPS               COM            20825C104    54,321    950,000 SH             X                     5  X
COSTCO WHSL CORP NEW         COM            22160K105     2,003     20,000 SH                      X         2, 3  X
CUMMINS INC                  COM            231021106     1,383     15,000 SH                      X         2, 3  X
DEERE & CO                   COM            244199105     2,474     30,000 SH                      X         2, 3  X
DISNEY WALT CO               COM DISNEY     254687106     2,353     45,000 SH                      X         2, 3  X
DU PONT EI DE NEMOURS & CO   COM            263534109     1,759     35,000 SH                      X         2, 3  X
EMERSON ELEC CO              COM            291011104     1,689     35,000 SH                      X         2, 3  X
EXXON MOBIL CORP             COM            30231G102     2,744     30,000 SH                      X         2, 3  X
FEDEX CORP                   COM            31428X106    21,155    250,000 SH             X                  2, 3  X
FEDEX CORP                   COM            31428X106     1,269     15,000 SH                      X         2, 3  X
FEDEX CORP                   COM            31428X106     1,015     12,000 SH             X                     3  X
FEDEX CORP                   COM            31428X106     4,908     58,000 SH             X                  3, 4  X
FEDEX CORP                   COM            31428X106     2,539     30,000 SH             X                     5  X
GOOGLE INC                   COM            38259P508     1,509      2,000 SH                      X         2, 3  X

HESS CORP                    COM            42809H107    32,232    600,000 SH             X                        X
HESS CORP                    COM            42809H107    83,803  1,560,000 SH             X                  2, 3  X
HESS CORP                    COM            42809H107     2,579     48,000 SH             X                     3  X
HESS CORP                    COM            42809H107    21,058    392,000 SH             X                  3, 4  X
HESS CORP                    COM            42809H107    88,638  1,650,000 SH             X                     5  X
HEWLETT PACKARD CO           COM            428236103       512     30,000 SH                      X         2, 3  X
HOME DEPOT INC               COM            437076102     1,207     20,000 SH                      X         2, 3  X
INTEL CORP                   COM            458140100     6,978    308,000 SH             X                  2, 3  X
INTEL CORP                   COM            458140100     1,926     85,000 SH                      X         2, 3  X
INTEL CORP                   COM            458140100       362     16,000 SH             X                     3  X
INTEL CORP                   COM            458140100     1,722     76,000 SH             X                  3, 4  X
INTEL CORP                   COM            458140100    13,608    600,000 SH             X                     5  X
INTERNATIONAL BUSINESS MACHS COM            459200101     2,075     10,000 SH                      X         2, 3  X
JPMORGAN CHASE & CO          COM            46625H100    14,168    350,000 SH             X                  2, 3  X
JPMORGAN CHASE & CO          COM            46625H100     1,214     30,000 SH                      X         2, 3  X
JPMORGAN CHASE & CO          COM            46625H100     2,024     50,000 SH             X                  3, 4  X
JPMORGAN CHASE & CO          COM            46625H100    40,480  1,000,000 SH             X                     5  X
JOHNSON AND JOHNSON          COM            478160104    12,679    184,000 SH             X                  2, 3  X
JOHNSON AND JOHNSON          COM            478160104     2,067     30,000 SH                      X         2, 3  X
JOHNSON AND JOHNSON          COM            478160104       551      8,000 SH             X                     3  X
JOHNSON AND JOHNSON          COM            478160104     2,619     38,000 SH             X                  3, 4  X
JOHNSON AND JOHNSON          COM            478160104    25,497    370,000 SH             X                     5  X
KELLOGG CO                   COM            487836108     1,292     25,000 SH                      X         2, 3  X
LAUDER ESTEE COS INC         CL A           518439104     1,539     25,000 SH                      X         2, 3  X
LILLY ELI & CO               COM            532457108     2,371     50,000 SH                      X         2, 3  X
LOEWS CORP                   COM            540424108     1,032     25,000 SH                      X         2, 3  X
LOWES COS                    COM            548661107    36,590  1,210,000 SH             X                  2, 3  X
LOWES COS                    COM            548661107     1,724     57,000 SH             X                     3  X
LOWES COS                    COM            548661107    10,070    333,000 SH             X                  3, 4  X
MCDONALDS CORP               COM            580135101    19,635    214,000 SH             X                  2, 3  X
MCDONALDS CORP               COM            580135101       734      8,000 SH             X                     3  X
MCDONALDS CORP               COM            580135101     3,487     38,000 SH             X                  3, 4  X
MCDONALDS CORP               COM            580135101    26,608    290,000 SH             X                     5  X
MEDTRONIC INC                COM            585055106     2,372     55,000 SH                      X         2, 3  X
MICROSOFT CORP               COM            594918104     2,530     85,000 SH                      X         2, 3  X
NOBLE ENERGY INC             COM            655044105     1,854     20,000 SH                      X         2, 3  X
NORDSTROM INC                COM            655664100     1,655     30,000 SH                      X         2, 3  X
NOVARTIS AG                  SPONSORED ADR  66987V109     1,532     25,000 SH                      X         2, 3  X
OCCIDENTAL PETE CORP DEL     COM            674599105    79,175    920,000 SH             X                  2, 3  X
OCCIDENTAL PETE CORP DEL     COM            674599105     3,270     38,000 SH             X                     3  X
OCCIDENTAL PETE CORP DEL     COM            674599105    20,827    242,000 SH             X                  3, 4  X
OCCIDENTAL PETE CORP DEL     COM            674599105    64,545    750,000 SH             X                     5  X
ORACLE CORP                  COM            68389X105     1,526     48,500 SH                      X         2, 3  X
PACCAR INC                   COM            693718108     1,201     30,000 SH                      X         2, 3  X
PHILIP MORRIS INTL INC       COM            718172109     1,349     15,000 SH                      X         2, 3  X
PHILLIPS 66                  COM            718546104       696     15,000 SH                      X         2, 3  X
PROCTER & GAMBLE CO          COM            742718109     2,081     30,000 SH                      X         2, 3  X
SCHLUMBERGER LTD             COM            806857108     1,808     25,000 SH                      X         2, 3  X
SIGMA ALDRICH CORP           COM            826552101     1,439     20,000 SH                      X         2, 3  X
SPDR GOLD TRUST              GOLD SHS       78463V107    51,567    300,000 SH             X                     3  X

SPDR GOLD TRUST              GOLD SHS       78463V107    17,202    100,000 SH             X                     5  X
SYSCO CORP                   COM            871829107     1,251     40,000 SH                      X         2, 3  X
3M CO                        COM            88579Y101     2,033     22,000 SH                      X         2, 3  X
TRONOX LTD                   SHS CL A       Q9235V101    38,732  1,710,000 SH             X                  2, 3  X
TRONOX LTD                   SHS CL A       Q9235V101     1,246     55,000 SH             X                     3  X
TRONOX LTD                   SHS CL A       Q9235V101    10,985    485,000 SH             X                  3, 4  X
TRONOX LTD                   SHS CL A       Q9235V101    22,650  1,000,000 SH             X                     5  X
US BANCORP DEL               COM NEW        902973304     1,201     35,000 SH                      X         2, 3  X
UNITED PARCEL SERVICE INC    CL B           911312106    30,775    430,000 SH             X                  2, 3  X
UNITED PARCEL SERVICE INC    CL B           911312106     1,217     17,000 SH             X                     3  X
UNITED PARCEL SERVICE INC    CL B           911312106     7,372    103,000 SH             X                  3, 4  X
UNITED PARCEL SERVICE INC    CL B           911312106    10,020    140,000 SH             X                     5  X
VISA INC                     COM CL A       92826C839    26,856    200,000 SH             X                        X
VISA INC                     COM CL A       92826C839    50,758    378,000 SH             X                  2, 3  X
VISA INC                     COM CL A       92826C839     2,148     16,000 SH             X                     3  X
VISA INC                     COM CL A       92826C839    14,234    106,000 SH             X                  3, 4  X
VISA INC                     COM CL A       92826C839    50,355    375,000 SH             X                     5  X
WAL MART STORES INC          COM            931142103     2,583     35,000 SH                      X         2, 3  X
WASHINGTON POST CO           CL B           939640108       726      2,000 SH                      X         2, 3  X
WELLS FARGO & CO NEW         COM            949746101     1,209     35,000 SH                      X         2, 3  X

GRAND TOTAL                                           1,399,662 27,699,500